Document and Entity Information	12 Months Ended
Dec. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Aug 31, 2012
Registrant Name	TRUST FOR CREDIT UNIONS
Central Index Key	0000825759
Amendment Flag	false
Document Creation Date	Mar 22, 2013
Document Effective Date	Mar 22, 2013
Prospectus Date	Dec 28, 2012

TRUST FOR CREDIT UNIONS

Supplement dated March 22, 2013 to the

Prospectuses dated December 28, 2012

Effective immediately, the Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio are no longer permitted to invest in privately-issued (i.e., non-governmental) mortgage-related securities, including but not limited to privately-issued mortgage pass-through securities. Any privately-issued mortgage-related securities currently held by the Portfolios will be disposed of in an orderly fashion. All references to privately-issued or non-governmental mortgage-related securities are hereby deleted from the Prospectuses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRUST FOR CREDIT UNIONS
Prospectus Date	rr_ProspectusDate	Dec 28, 2012
Supplement [Text Block]	tfcu4_SupplementTextBlock

TRUST FOR CREDIT UNIONS

Supplement dated March 22, 2013 to the

Prospectuses dated December 28, 2012

Effective immediately, the Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio are no longer permitted to invest in privately-issued (i.e., non-governmental) mortgage-related securities, including but not limited to privately-issued mortgage pass-through securities. Any privately-issued mortgage-related securities currently held by the Portfolios will be disposed of in an orderly fashion. All references to privately-issued or non-governmental mortgage-related securities are hereby deleted from the Prospectuses.

Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tfcu4_SupplementTextBlock

TRUST FOR CREDIT UNIONS

Supplement dated March 22, 2013 to the

Prospectuses dated December 28, 2012

Effective immediately, the Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio are no longer permitted to invest in privately-issued (i.e., non-governmental) mortgage-related securities, including but not limited to privately-issued mortgage pass-through securities. Any privately-issued mortgage-related securities currently held by the Portfolios will be disposed of in an orderly fashion. All references to privately-issued or non-governmental mortgage-related securities are hereby deleted from the Prospectuses.

Ultra-Short Duration Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tfcu4_SupplementTextBlock

TRUST FOR CREDIT UNIONS

Supplement dated March 22, 2013 to the

Prospectuses dated December 28, 2012

Effective immediately, the Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio are no longer permitted to invest in privately-issued (i.e., non-governmental) mortgage-related securities, including but not limited to privately-issued mortgage pass-through securities. Any privately-issued mortgage-related securities currently held by the Portfolios will be disposed of in an orderly fashion. All references to privately-issued or non-governmental mortgage-related securities are hereby deleted from the Prospectuses.

Short Duration Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tfcu4_SupplementTextBlock

TRUST FOR CREDIT UNIONS

Supplement dated March 22, 2013 to the

Prospectuses dated December 28, 2012

Effective immediately, the Money Market Portfolio, Ultra-Short Duration Government Portfolio and Short Duration Portfolio are no longer permitted to invest in privately-issued (i.e., non-governmental) mortgage-related securities, including but not limited to privately-issued mortgage pass-through securities. Any privately-issued mortgage-related securities currently held by the Portfolios will be disposed of in an orderly fashion. All references to privately-issued or non-governmental mortgage-related securities are hereby deleted from the Prospectuses.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRUST FOR CREDIT UNIONS
Prospectus Date	rr_ProspectusDate	Dec 28, 2012
Document Creation Date	dei_DocumentCreationDate	Mar 22, 2013